UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23165

CION Ares Diversified Credit Fund
(Exact name of registrant as specified in charter)

3 Park Avenue, 36th Floor New York, NY		10016
(Address of principal executive offices)		(Zip code)

Eric Pinero 3 Park Avenue, 36th Floor New York, NY 10016
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(646) 845-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2019

ITEM 1.   SCHEDULE OF INVESTMENTS.

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

As of July 31, 2019 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 90.7% (b)(c)(d)
Aerospace & Defense 1.8%
B.C. Unlimited Liability Co., Initial 1st Lien Term Loan B-2, (Canada), 3M LIBOR + 4.00%, 6.33%, 04/06/2026	$206,582	$207,731
Dynasty Acquisition Co., Inc., Initial 1st Lien Term Loan B-1, 3M LIBOR + 4.00%, 6.33%, 04/06/2026	384,243	386,380
Radius Aerospace, Inc., 1st Lien Revolver, 6M LIBOR + 5.75%, 7.97%, 03/29/2025 (e)(f)(g)	428,571	38,572
Radius Aerospace, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.75%, 8.07%, 03/29/2025 (e)(f)(m)	2,565,000	2,539,350
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan A, 1M LIBOR + 6.75%, 8.98%, 12/21/2023 (e)(f)(g)	620,465	138,525
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan B, 1M LIBOR + 6.75%, 9.02%, 12/21/2023 (e)(f)	112,020	112,020
SecurAmerica, LLC, 1st Lien Delayed Draw Term Loan C, L + 6.75%, 12/21/2023 (e)(f)(g)	573,057	—
SecurAmerica, LLC, 1st Lien Revolver, 1M LIBOR + 3.00%, 5.49%, 06/21/2023 (e)(f)(g)	1,000	629
SecurAmerica, LLC, 1st Lien Term Loan, 1M LIBOR + 6.75%, 9.02%, 12/21/2023 (e)(f)(m)	1,663,060	1,663,060
Sequa Mezzanine Holdings, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.00%, 7.56%, 11/28/2021	387,757	382,545
TransDigm, Inc., 1st Lien Term Loan E, 3M LIBOR + 2.50%, 4.83%, 05/30/2025	1,530,082	1,516,801
		6,985,613
Automotive 2.4%
GB Auto Service, Inc., 1st Lien Delayed Draw Term Loan, 1M LIBOR + 6.00%, 8.23%, 10/19/2024 (e)(f)(g)	1,664,756	1,470,330
GB Auto Service, Inc., 1st Lien Revolver, 1M LIBOR + 6.00%, 8.36%, 10/19/2024 (e)(f)(g)	111,111	21,111
GB Auto Service, Inc., 1st Lien Term Loan, 1M LIBOR + 6.00%, 8.27%, 10/19/2024 (e)(f)(m)	1,213,056	1,200,925
Navistar, Inc., Tranche 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.83%, 11/06/2024	1,718,661	1,721,892
Panther BF Aggregator 2, LP, Initial 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.73%, 04/30/2026	1,631,188	1,630,177
Truck Hero, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 04/22/2024	387,038	360,720
Wand NewCo 3, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.25%, 9.61%, 02/05/2027 (e)(f)(m)	3,000,000	2,970,000
		9,375,155
Banking, Finance, Insurance & Real Estate 10.7%
A.U.L. Corp., 1st Lien Revolver, L + 5.00%, 06/05/2023 (e)(f)(g)	1,000	—
A.U.L. Corp., Initial 1st Lien Term Loan, 1M LIBOR + 4.50%, 6.75%, 06/05/2023 (e)(f)(m)	42,382	42,382
Acrisure, LLC, 1st Lien Term Loan B, 3M LIBOR + 3.75%, 6.27%, 11/22/2023	614,650	604,404
Alliant Holdings Intermediate, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.25%, 5.63%, 05/09/2025	1,500,654	1,488,768
Amynta Agency Borrower, Inc., 1st Lien Incremental Term Loan B, 1M LIBOR + 4.50%, 6.73%, 02/28/2025 (e)(f)(m)	2,977,448	2,903,012
AQ Sunshine, Inc., 1st Lien Delayed Draw Term Loan, L + 4.50%, 04/15/2025 (e)(f)(g)	386,405	(7,728)
AQ Sunshine, Inc., Initial 1st Lien Revolver, 2M LIBOR + 5.50%, 7.78%, 04/15/2024 (e)(f)(g)	136,423	65,483
AQ Sunshine, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.83%, 04/15/2025 (e)(f)(m)	1,152,252	1,129,207
Asurion, LLC, 1st Lien Term Loan B-4, L + 3.00%, 08/04/2022 (h)	155,000	155,250
Asurion, LLC, 1st Lien Term Loan B-7, 1M LIBOR + 3.00%, 5.23%, 11/03/2024	597,273	598,342
Asurion, LLC, 2nd Lien Term Loan B-2, 1M LIBOR + 6.50%, 8.73%, 08/04/2025	384,056	390,616
Asurion, LLC, Replacement 1st Lien Term Loan B-6, 1M LIBOR + 3.00%, 5.23%, 11/03/2023	2,458,649	2,463,272
Blackhawk Network Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.00%, 5.23%, 06/15/2025	1,930,220	1,924,583
Blackhawk Network Holdings, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.38%, 06/15/2026	150,000	149,688
Blue Angel Buyer 1, LLC, 1st Lien Delayed Draw Term Loan, PRIME + 3.00%, 8.50%, 01/02/2025 (e)(f)(g)	642,398	1,284
Blue Angel Buyer 1, LLC, 1st Lien Revolver, L + 4.25%, 01/02/2024 (e)(f)(g)	321,199	(3,212)
Blue Angel Buyer 1, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.00%, 6.33%, 01/02/2025 (e)(f)(m)	2,031,312	2,010,998
Brookfield Property REIT, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 2.50%, 4.73%, 08/27/2025	1,202,318	1,178,103
Focus Financial Partners, LLC, Tranche 1st Lien Term Loan B-2, L + 2.50%, 4.73%, 07/03/2024 (h)	705,882	706,179
Forest City Enterprises, LP, Initial 1st Lien Term Loan B, 1M LIBOR + 4.00%, 6.23%, 12/08/2025	1,738,763	1,752,342
Foundation Risk Partners Corp., 1st Lien 1st Amendment Delayed Draw Term Loan, 3M LIBOR + 4.75%, 7.08%, 11/10/2023 (e)(f)(g)	795,895	794,406
Foundation Risk Partners Corp., 1st Lien 1st Amendment Term Loan, 3M LIBOR + 4.75%, 7.08%, 11/10/2023 (e)(f)(m)	635,396	635,396
Foundation Risk Partners Corp., 1st Lien 2nd Amendment Delayed Draw Term Loan, 2M LIBOR + 4.75%, 7.08%, 11/10/2023 (e)(f)(g)	3,250,808	1,223,887
Foundation Risk Partners Corp., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.75%, 7.08%, 11/10/2023 (e)(f)(m)	140,872	140,872
Foundation Risk Partners Corp., 1st Lien Revolver, L + 4.75%, 11/10/2023 (e)(f)(g)	3,000	—
Foundation Risk Partners Corp., 1st Lien Term Loan, 3M LIBOR + 4.75%, 7.08%, 11/10/2023 (e)(f)(m)	624,146	624,146

Foundation Risk Partners Corp., 2nd Lien 1st Amendment Delayed Draw Term Loan, 3M LIBOR + 8.50%, 10.83%, 11/10/2024 (e)(f)		$292,899	$292,899
Foundation Risk Partners Corp., 2nd Lien 1st Amendment Term Loan, 3M LIBOR + 8.50%, 10.83%, 11/10/2024 (e)(f)		264,795	264,795
Foundation Risk Partners Corp., 2nd Lien 2nd Amendment Delayed Draw Term Loan, 3M LIBOR + 8.50%, 10.80%, 11/10/2024 (e)(f)(g)		1,007,133	289,680
Foundation Risk Partners Corp., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.83%, 11/10/2024 (e)(f)		221,778	221,778
Gulf Finance, LLC, Tranche 1st Lien Term Loan B, 1M LIBOR + 5.25%, 7.64%, 08/25/2023		199,500	160,498
Leo Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 6.25%, 7.20%, 03/30/2026 (e)(f)(m)		£500,000	607,975
London Acquisition Bidco B.V., EUR Facility 1st Lien Term Loan B1, (Netherlands), 3M EURIBOR + 6.75%, 7.25%, 02/09/2026 (e)(f)		€500,000	554,275
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan B, (Sweden), 3M STIBOR + 7.50%, 7.50%, 06/30/2025 (e)(f)	SEK	5,500,000	568,911
NXTGenpay Intressenter Bidco AB, Facility 1st Lien Term Loan D, (Sweden), 1M STIBOR + 7.50%, 7.50%, 06/30/2025 (e)(f)(g)		4,500,000	279,283
Project Farm Bidco 2016, Ltd., Facility 1st Lien Term Loan B, (Great Britain), L + 6.25%, 06/26/2026 (e)(f)(g)		$93,750	—
Project Farm Bidco 2016, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M LIBOR + 6.50%, 8.83%, 06/26/2026 (e)(f)		1,406,250	1,406,250
Refinitiv U.S. Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 10/01/2025		1,448,418	1,446,868
Right Choice Holdings, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 6.50%, 7.37%, 06/06/2024 (e)(f)(m)		£1,000,000	1,215,950
SCM Insurance Services, Inc., 1st Lien Revolver, (Canada), CAD PRIME + 4.00%, 7.95%, 08/29/2022 (e)(f)(g)	CAD	1,000	705
SCM Insurance Services, Inc., 1st Lien Term Loan, (Canada), 1M CDOR + 5.00%, 6.95%, 08/29/2024 (e)(f)(m)		123,125	91,428
SCM Insurance Services, Inc., 2nd Lien Term Loan, (Canada), 1M CDOR + 9.00%, 10.95%, 03/01/2025 (e)(f)		125,000	90,926
Sedgwick Claims Management Services, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.25%, 5.48%, 12/31/2025		$804,192	790,979
Spectra Finance, LLC, Initial 1st Lien Revolver, 1M LIBOR + 4.00%, 6.33%, 04/03/2023 (e)(f)(g)		1,000	156
Spectra Finance, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.58%, 04/02/2024 (e)(f)(m)		989,010	989,010
Staysure Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.00%, 7.78%, 07/01/2025 (e)(f)		£1,000,000	1,215,950
Tempo Acquisition, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.00%, 5.23%, 05/01/2024		$1,525,905	1,527,813
Toscafund, Ltd., Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 7.00%, 7.95%, 04/02/2025 (e)(f)(m)		£2,400,000	2,918,281
Ultimus Group Midco, LLC (The), 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.25%, 6.48%, 02/01/2026 (e)(f)(m)		$1,298,632	1,285,646
Ultimus Group Midco, LLC (The), 1st Lien Revolver, L + 3.25%, 02/01/2024 (e)(f)		396,226	(3,962)
Ultimus Group Midco, LLC (The), Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 6.48%, 02/01/2026 (e)(f)(m)		1,298,632	1,285,646
Wilsonart, LLC, Tranche 1st Lien Term Loan D, 3M LIBOR + 3.25%, 5.58%, 12/19/2023		1,894,462	1,857,046
Worldwide Facilities, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.25%, 6.58%, 04/26/2024 (e)(f)(g)		378,400	211,077
Worldwide Facilities, LLC, 1st Lien Revolver, 1M LIBOR + 4.25%, 6.48%, 04/26/2024 (e)(f)(g)		50,000	15,000
Worldwide Facilities, LLC, 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.58%, 04/26/2024 (e)(f)(m)		602,113	602,113
			41,158,656
Beverage, Food & Tobacco 3.7%
CC Fly Holding II A/S, Accordian Facility 1st Lien Term Loan, (Denmark), 3M CIBOR + 7.50%, 8.00%, 05/09/2025 (e)(f)(m)	DKK	520,833	77,316
CC Fly Holding II A/S, Facility 1st Lien Unitranche Term Loan A, (Denmark), 3M CIBOR + 7.50%, 8.00%, 05/09/2025 (e)(f)(m)		2,500,000	371,115
CC Fly Holding II A/S, Facility 1st Lien Unitranche Term Loan B, (Denmark), 3M CIBOR + 7.50%, 9.02%, 05/09/2025 (e)(f)(m)		2,500,000	371,115
Ferraro Fine Foods Corp., 1st Lien 2nd Amendment Term Loan, 3M LIBOR + 4.25%, 6.80%, 05/09/2024 (e)(f)(m)		$309,259	309,259
Ferraro Fine Foods Corp., 1st Lien Incremental Term Loan, 3M LIBOR + 4.25%, 6.58%, 05/09/2024 (e)(f)		75,218	75,218
Ferraro Fine Foods Corp., 1st Lien Revolver, 3M LIBOR + 4.25%, 6.81%, 05/09/2023 (e)(f)(g)		1,000	157
Ferraro Fine Foods Corp., 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.79%, 05/09/2024 (e)(f)(m)		989,010	989,010
Hometown Food Co., 1st Lien Revolver, L + 5.25%, 08/31/2023 (e)(f)(g)		1,000	—
Hometown Food Co., 1st Lien Term Loan, 1M LIBOR + 5.00%, 7.24%, 08/31/2023 (e)(f)(m)		1,846,854	1,846,854
IRB Holding Corp., 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.55%, 02/05/2025		2,214,878	2,204,602
Jim N Nicks Management, LLC, 1st Lien Revolver, 3M LIBOR + 5.25%, 7.58%, 07/10/2023 (e)(f)(g)		1,000	545
Jim N Nicks Management, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.25%, 7.58%, 07/10/2023 (e)(f)(m)		49,000	47,530
Penn Virginia Holding Corp., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.24%, 09/29/2022 (e)(f)		500,000	500,000
Reddy Ice Holdings, Inc., 1st Lien Delayed Draw Term Loan, L + 5.50%, 07/01/2025 (e)(f)(g)		955,102	(9,551)
Reddy Ice Holdings, Inc., 1st Lien Revolver, L + 5.50%, 07/01/2024 (e)(f)(g)		955,102	—

Reddy Ice Holdings, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.82%, 07/01/2025 (e)(f)(m)		$7,449,796	$7,375,298
			14,158,468
Capital Equipment 1.7%
Dynacast International, LLC, 1st Lien Term Loan B-2, 3M LIBOR + 3.25%, 5.58%, 01/28/2022 (e)		497,403	489,320
Flow Control Solutions, Inc., 1st Lien Delayed Draw Term Loan, L + 5.25%, 11/21/2024 (e)(f)(g)		994,201	(1)
Flow Control Solutions, Inc., 1st Lien Revolver, L + 5.25%, 11/21/2024 (e)(f)(g)		372,825	—
Flow Control Solutions, Inc., 1st Lien Term Loan, 3M LIBOR + 5.25%, 7.58%, 11/21/2024 (e)(f)(m)		1,624,810	1,624,810
Gates Global, LLC, Initial 1st Lien Term Loan B-2, 1M LIBOR + 2.75%, 4.98%, 04/01/2024		1,858,932	1,849,972
IMIA Holdings, Inc., 1st Lien Revolver, L + 4.50%, 10/26/2024 (e)(f)(g)		408,163	—
IMIA Holdings, Inc., 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.83%, 10/26/2024 (e)(f)(m)		2,578,878	2,578,878
			6,542,979
Chemicals, Plastics & Rubber 1.7%
Atlas Intermediate III, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 8.02%, 04/29/2025 (e)(f)(m)		1,161,661	1,150,044
Atlas Intermediate III, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 8.02%, 04/29/2025 (e)(f)(g)		226,621	32,671
Plaskolite PPC Intermediate II, LLC, 1st Lien Term Loan, 1M LIBOR + 4.25%, 6.56%, 12/15/2025 (e)(f)		995	975
Plaskolite PPC Intermediate II, LLC, 2nd Lien Term Loan, 1M LIBOR + 7.75%, 10.12%, 12/14/2026 (e)(f)(m)		3,000,000	2,940,000
Starfruit Finco B.V, Initial 1st Lien Term Loan B, (Netherlands), 1M LIBOR + 3.25%, 5.61%, 10/01/2025		2,376,271	2,332,714
			6,456,404
Construction & Building 1.0%
Tamko Building Products, Inc., Initial 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.58%, 05/29/2026 (e)		2,328,737	2,334,559
The Hillman Group, Inc., Initial 1st Lien Term Loan B, L + 4.00%, 05/30/2025 (h)		1,478,518	1,438,480
			3,773,039
Consumer goods: Durable 0.7%
AI Aqua Merger Sub, Inc., Tranche 1st Lien Term Loan B-1, 1M LIBOR + 3.25%, 5.48%, 12/13/2023		1,994,885	1,912,596
DecoPac, Inc., Initial 1st Lien Revolver, 1M LIBOR + 4.25%, 6.48%, 09/29/2023 (e)(f)(g)		1,000	200
DecoPac, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.58%, 09/30/2024 (e)(f)(m)		478,791	478,791
Sigma Electric Manufacturing Corp., 1st Lien Revolver, L + 4.75%, 10/31/2022 (e)(f)(g)		1,000	—
Sigma Electric Manufacturing Corp., 1st Lien Term Loan A2, 3M LIBOR + 4.75%, 7.08%, 10/31/2023 (e)(f)(m)		360,579	360,579
			2,752,166
Consumer goods: Non-Durable 0.9%
Adient U.S., LLC, Initial 1st Lien Term Loan B, 3M LIBOR + 4.25%, 6.89%, 05/06/2024		678,092	650,968
LegalZoom.com, Inc., 1st Lien Term Loan, 1M LIBOR + 4.50%, 6.73%, 11/21/2024		1,738,731	1,740,905
Movati Athletic Group, Inc., 1st Lien Delayed Draw Term Loan, (Canada), 3M CDOR + 4.50%, 6.47%, 10/05/2022 (e)(f)(g)	CAD	252,578	35,962
Movati Athletic Group, Inc., 1st Lien Term Loan A, (Canada), 3M CDOR + 4.50%, 6.47%, 10/05/2022 (e)(f)(m)		242,382	183,658
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan B-1, 1M LIBOR + 2.75%, 4.99%, 05/18/2025		$902,077	876,594
			3,488,087
Containers, Packaging & Glass 4.0%
Anchor Packaging, LLC, 1st Lien Delayed Draw Term Loan, L + 4.00%, 07/18/2026 (g)		179,487	(673)
Anchor Packaging, LLC, Initial 1st Lien Term Loan B, 1M LIBOR + 4.00%, 6.23%, 07/18/2026		820,513	817,436
Berry Global, Inc., 1st Lien Term Loan U, L + 2.75%, 07/01/2026 (h)		1,150,000	1,148,447
BWAY Holding Co., Initial 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.59%, 04/03/2024		1,762,297	1,732,567
Charter NEX U.S., Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.00%, 5.23%, 05/16/2024		1,799,171	1,774,433
Charter NEX U.S., Inc., 1st Lien 3rd Amendment Incremental Term Loan, 1M LIBOR + 3.50%, 5.73%, 05/16/2024		575,999	574,703
IntraPac International, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 7.83%, 01/11/2025 (e)(f)(g)		415,407	73,734
IntraPac International, LLC, 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.83%, 01/11/2026 (e)(f)(m)		1,598,953	1,582,963
IntraPac International, LLC, 1st Lien Term Loan, (Canada), 3M LIBOR + 5.50%, 7.83%, 01/11/2026 (e)(f)(m)		814,756	806,609
Pregis Corp., 1st Lien Term Loan, L + 4.00%, 07/31/2026 (h)		1,415,056	1,412,113
Reynolds Group Holdings, Inc., 1st Lien Incremental Term Loan, 1M LIBOR + 2.75%, 4.98%, 02/05/2023		1,242,967	1,242,121
Ring Container Technologies Group, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 2.75%, 4.98%, 10/31/2024		1,478,408	1,465,472
Tank Holding Corp., Initial 1st Lien Term Loan B, 3M LIBOR + 4.00%, 6.79%, 03/26/2026		2,500,000	2,507,825
			15,137,750
Energy: Oil & Gas 5.5%
Birch Permian, LLC, Additional 1st Lien Note, L + 7.00%, 04/12/2023 (e)(f)(g)		1,750,000	(17,500)

Birch Permian, LLC, Initial 1st Lien Term Loan, 3M LIBOR + 8.00%, 10.60%, 04/12/2023 (e)(f)	$5,250,000	$5,197,500
Blackstone CQP Holding Co., LP, Initial 1st Lien Term Loan B, 3M LIBOR + 3.50%, 5.89%, 09/30/2024	1,864,089	1,871,079
Cheyenne Petroleum Co., LP, 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.84%, 01/10/2024 (e)(f)	7,244,000	7,171,560
Petroleum Service Corp. Buyer, LLC, 1st Lien Delayed Draw Term Loan, L + 5.50%, 07/23/2025 (e)(f)(g)	1,314,230	(13,142)
Petroleum Service Corp. Buyer, LLC, 1st Lien Revolver, 3M LIBOR + 5.50%, 7.76%, 07/23/2025 (e)(f)(g)	2,105,660	203,547
Petroleum Service Corp. Buyer, LLC, 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.76%, 07/23/2025 (e)(f)(m)	5,782,614	5,724,788
Sundance Energy, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.00%, 10.33%, 04/23/2023 (e)(f)	1,000,000	1,000,000
		21,137,832
Environmental Industries 2.1%
GFL Environmental, Inc., 1st Lien Term Loan B, (Canada), 1M LIBOR + 3.00%, 5.23%, 05/30/2025	1,644,465	1,630,372
HD Supply Waterworks, Ltd., Initial 1st Lien Term Loan B, 2M LIBOR + 2.75%, 5.27%, 08/01/2024	1,064,078	1,062,748
Restaurant Technologies, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.48%, 10/01/2025	1,694,446	1,697,971
Restaurant Technologies, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 6.50%, 8.73%, 10/01/2026	200,000	199,500
VLS Recovery Services, LLC, 1st Lien 2nd Amendment Incremental Term Loan, 1M LIBOR + 6.00%, 8.40%, 10/17/2023 (e)(f)(m)	734,984	727,634
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 6.00%, 8.40%, 10/17/2023 (e)(f)(m)	44,025	44,025
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan B, 1M LIBOR + 6.00%, 8.40%, 10/17/2023 (e)(f)	90,234	90,234
VLS Recovery Services, LLC, 1st Lien Delayed Draw Term Loan C, L + 6.00%, 10/17/2023 (e)(f)(g)	1,070,365	(10,704)
VLS Recovery Services, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 8.26% 10/17/2023 (e)(f)(g)	1,000	50
VLS Recovery Services, LLC, 1st Lien Term Loan, 1M LIBOR + 6.00%, 8.26%, 10/17/2023 (e)(f)(m)	267,031	267,031
WCA Waste Corp., Initial 1st Lien Term Loan, 1M LIBOR + 2.50%, 4.73%, 08/11/2023	2,493,687	2,468,750
		8,177,611
Forest Products & Paper 0.8%
Nelipak Holding Co., 1st Lien Revolver, 1M LIBOR + 4.25%, 6.65%, 07/02/2024 (e)(f)(g)	429,001	245,143
Nelipak Holding Co., 1st Lien Term Loan, 1M LIBOR + 4.25%, 6.65%, 07/02/2026 (e)(f)(m)	2,739,233	2,711,840
		2,956,983
Healthcare & Pharmaceuticals 13.5%
Agiliti Health, Inc., 1st Lien Term Loan, 1M LIBOR + 3.00%, 5.44%, 01/04/2026 (e)	1,013,117	1,014,384
Albany Molecular Research, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.48%, 08/30/2024	1,652,230	1,630,751
Auris Luxembourg III SARL, Facility 1st Lien Term Loan B2, (Luxembourg), 1M LIBOR + 3.75%, 5.98%, 02/27/2026	1,229,028	1,232,100
Bambino CI, Inc., 1st Lien Revolver, 1M LIBOR + 5.50%, 7.90%, 10/17/2022 (e)(f)(g)	1,000	375
Bambino CI, Inc., 1st Lien Term Loan, 1M LIBOR + 5.50%, 7.73%, 10/17/2023 (e)(f)	19,937	19,937
Bambino CI, Inc., 1st Lien Term Loan, 1M LIBOR + 5.50%, 7.73%, 10/17/2023 (e)(f)(m)	343,763	343,763
Bausch Health Companies, Inc., 1st Lien Incremental Term Loan B, (Canada), 1M LIBOR + 2.75%, 5.13%, 11/27/2025	421,632	421,370
Bausch Health Companies, Inc., 1st Lien Term Loan B, (Canada), 1M LIBOR + 3.00%, 5.38%, 06/02/2025	2,004,428	2,010,943
Bearcat Buyer, Inc., 1st Lien Delayed Draw Term Loan, L + 4.25%, 07/09/2026 (e)(f)(g)	1,015,814	(10,158)
Bearcat Buyer, Inc., 1st Lien Revolver, L + 3.25%, 07/09/2024 (e)(f)(g)	580,465	—
Bearcat Buyer, Inc., 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.56%, 07/09/2026 (e)(f)(m)	4,933,953	4,884,614
Bearcat Buyer, Inc., 2nd Lien Delayed Draw Term Loan, L + 8.25%, 07/09/2027 (e)(f)(g)	580,465	(5,804)
Bearcat Buyer, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.25%, 10.56%, 07/09/2027 (e)(f)(m)	2,249,302	2,226,809
Comprehensive EyeCare Partners, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.50%, 6.83%, 02/14/2024 (e)(f)(g)	421,511	235,788
Comprehensive EyeCare Partners, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 6.83%, 02/14/2024 (e)(f)(g)	1,000	175
Comprehensive EyeCare Partners, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.83%, 02/14/2024 (e)(f)(m)	569,676	563,979
Concentra, Inc., 2nd Lien Term Loan, 1M LIBOR + 6.50%, 8.96%, 06/01/2023	749,997	753,124
Discovery Life Sciences, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.50%, 8.83%, 03/30/2024 (e)(f)(m)	170,967	170,967
Discovery Life Sciences, LLC, 1st Lien Revolver, 3M LIBOR + 6.50%, 8.83%, 03/30/2024 (e)(f)(g)	1,000	200
Discovery Life Sciences, LLC, 1st Lien Term Loan, 3M LIBOR + 6.50%, 8.83%, 03/30/2024 (e)(f)(m)	816,424	816,424
Discovery Life Sciences, LLC, 1st Lien 1st Amendment Delayed Draw Term Loan, L + 6.50%, 03/30/2024 (e)(f)(g)	1,111,111	—
Discovery Life Sciences, LLC, 1st Lien 1st Amendment Incremental Term Loan, 3M LIBOR + 6.50%, 8.83%, 03/30/2024 (e)(f)(m)	884,444	884,444
Emerus Holdings, Inc., 1st Lien Fixed Rate Term Loan, 14.00%, 02/28/2022 (e)(f)	18,512	18,512
Envision Healthcare Corp., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 10/10/2025	1,595,599	1,367,891
ExamWorks Group, Inc., 1st Lien Term Loan B-1, 1M LIBOR + 3.25%, 5.48%, 07/27/2023	1,266,752	1,267,702
Gentiva Health Services, Inc., Initial 1st Lien Closing Date Term Loan, L + 3.75%, 07/02/2025 (h)	2,199,160	2,210,155
Immucor, Inc., 1st Lien Term Loan B-3, 3M LIBOR + 5.00%, 7.33%, 06/15/2021	2,604,241	2,596,637

JDC Healthcare Management, LLC, 1st Lien Term Loan, 1M LIBOR + 7.75%, 9.98%, 04/10/2023 (e)(f)(j)(m)	$107,731	$98,035
Kedleston Schools, Ltd., Facility 1st Lien Term Loan B2, (Great Britain), 3M GBP LIBOR + 8.00%, 9.00%, 05/30/2024 (e)(f)(m)	£1,000,000	1,215,950
MB2 Dental Solutions, LLC, 1st Lien Revolver, PRIME + 3.75%, 9.25%, 09/29/2023 (e)(f)(g)	$1,333	883
MB2 Dental Solutions, LLC, Initial 1st Lien Term Loan, 2M LIBOR + 4.75%, 7.00%, 09/29/2023 (e)(f)(m)	528,643	528,643
MB2 Dental Solutions, LLC, Initial 1st Lien Term Loan, 2M LIBOR + 4.75%, 7.00%, 09/29/2023 (e)(f)	57,977	57,977
National Mentor Holdings, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 4.25%, 6.49%, 03/09/2026	2,027,147	2,037,282
National Mentor Holdings, Inc., Initial 1st Lien Term Loan C, 1M LIBOR + 4.25%, 6.49%, 03/09/2026	126,225	126,856
Nelipak Holding Co., 1st Lien EUR Revolver, (Netherlands), EURIBOR + 4.50%, 07/02/2024 (e)(f)(g)	€410,063	—
Nelipak Holding Co., 1st Lien Term Loan, (Netherlands), 1M EURIBOR + 4.50%, 4.50%, 07/02/2026 (e)(f)(m)	939,455	1,031,019
Nuehealth Performance, LLC, 1st Lien Delayed Draw Term Loan, L + 6.50%, 09/27/2023 (e)(f)(g)	$737,459	—
Nuehealth Performance, LLC, 1st Lien Incremental Delayed Draw Term Loan, 1M LIBOR + 6.50%, 8.73%, 09/27/2023 (e)(f)(m)	292,771	292,771
Nuehealth Performance, LLC, 1st Lien Revolver, L + 6.50%, 09/27/2023 (e)(f)(g)	1,000	—
Nuehealth Performance, LLC, 1st Lien Term Loan, 1M LIBOR + 6.50%, 8.73%, 09/27/2023 (e)(f)(m)	1,951,808	1,951,808
Ortho-Clinical Diagnostics, Inc., 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.56%, 06/30/2025	1,739,168	1,688,088
Premise Health Holding Corp., 1st Lien Delayed Draw Term Loan, L + 3.50%, 07/10/2025 (e)(f)(g)	1,103	(11)
Premise Health Holding Corp., 1st Lien Revolver, L + 3.50%, 07/10/2023 (e)(f)(g)	1,000	(10)
Premise Health Holding Corp., 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.83%, 07/10/2025 (e)(f)(m)	13,793	13,655
Premise Health Holding Corp., 2nd Lien Term Loan, 3M LIBOR + 7.50%, 9.83%, 07/10/2026 (e)(f)(m)	2,000,000	1,980,000
Provation Medical, Inc., 1st Lien Last Out Term Loan, 3M LIBOR + 7.00%, 9.34%, 03/08/2024 (e)(f)(m)	987,500	987,500
Radiology Partners, Inc., 1st Lien Term Loan B, 3M LIBOR + 4.75%, 7.06%, 07/09/2025	2,253,415	2,232,571
Radnet Management, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.50%, 5.83%, 06/30/2023	343,626	344,055
RegionalCare Hospital Partners Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 4.50%, 6.77%, 11/16/2025	3,071,387	3,088,280
RTI Surgical, Inc., 2nd Lien Term Loan, 1M LIBOR + 8.75%, 11.13%, 12/05/2023 (e)(f)(j)(m)	3,058,343	3,027,760
SCSG EA Acquisition Co., Inc., 1st Lien Revolver, 1M LIBOR + 4.25%, 4.25%, 09/01/2022 (e)(f)(g)	1,000	90
SCSG EA Acquisition Co., Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.50%, 6.10%, 09/01/2023 (e)(f)(m)	342,893	339,464
SiroMed Physician Services, Inc. , 1st Lien Revolver, L + 4.75%, 03/26/2024 (e)(f)(g)	1,000	(130)
SiroMed Physician Services, Inc. , Initial 1st Lien Term Loan, 3M LIBOR + 4.75%, 7.08%, 03/26/2024 (e)(f)(m)	976,064	849,176
Sterigenics-Nordion Topco, LLC, 1st Lien Incremental Term Loan, 1M LIBOR + 3.00%, 5.23%, 05/15/2022	997,449	986,228
TerSera Therapeutics, LLC, 1st Lien Term Loan, 3M LIBOR + 5.25%, 7.58%, 03/30/2023 (e)(f)(m)	48,875	48,875
United Digestive MSO Parent, LLC, 1st Lien Delayed Draw Term Loan, L + 4.50%, 12/16/2024 (e)(f)(g)	1,022,727	—
United Digestive MSO Parent, LLC, 1st Lien Revolver, L + 4.50%, 12/14/2023 (e)(f)(g)	511,364	—
United Digestive MSO Parent, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.76%, 12/16/2024 (e)(f)(m)	1,458,580	1,458,580
VVC Holding Corp., 1st Lien Revolver, L + 2.75%, 02/12/2024 (e)(f)(g)	232,108	(4,642)
VVC Holding Corp., 1st Lien Term Loan B, 3M LIBOR + 4.50%, 7.05%, 02/11/2026 (e)(f)(m)	578,820	578,820
VVC Holding Corp., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 11.04%, 02/11/2027 (e)(f)(m)	2,187,621	2,143,869
		51,758,524
High Tech Industries 13.3%
Almonde, Inc., 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.73%, 06/13/2024	589,974	578,398
Ancestry.com Operations, Inc., 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.49%, 10/19/2023	447,698	446,579
Applied Systems, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.00%, 5.33%, 09/19/2024	1,689,711	1,683,493
Atlanta Bidco, Ltd., EUR Facility 1st Lien Term Loan A, (Great Britain), 6M EURIBOR + 6.75%, 7.50%, 08/23/2024 (e)(f)(m)	€1,000,000	1,108,550
Axiom Merger Sub, Inc., Facility 1st Lien Term Loan B, 2M LIBOR + 5.50%, 7.86%, 04/08/2026 (e)(f)(m)	$1,846,154	1,827,692
Axiom Merger Sub, Inc., 1st Lien Delayed Draw Term Loan, L + 5.50%, 04/08/2026 (e)(f)(g)	1,153,846	(11,538)
Axiom Merger Sub, Inc., 1st Lien Revolver, L + 5.50%, 10/08/2025 (e)(f)(g)	230,769	(6,346)
Axiom Merger Sub, Inc., EUR Facility 1st Lien Term Loan B, EURIBOR + 5.75%, 5.75%, 04/10/2026 (e)(f)	€682,245	748,739
Cority Software, Inc., 1st Lien Revolver, L + 5.50%, 07/02/2025 (e)(f)(g)	$230,579	—
Cority Software, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.82%, 07/02/2026 (e)(f)(m)	1,759,074	1,741,483
Datix Bidco, Ltd., 1st Lien Term Loan B3, (Great Britain), 3M LIBOR + 4.50%, 7.04%, 04/28/2025 (e)(f)(m)	1,384,627	1,384,627
Datix Bidco, Ltd., Facility 1st Lien Term Loan B1, (Great Britain), 6M LIBOR + 4.50%, 7.12%, 04/28/2025 (e)(f)(m)	1,000,000	1,000,000
Doxim, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.00%, 8.40%, 02/28/2024 (e)(f)(g)	285,714	229,143
Doxim, Inc., 1st Lien Term Loan, 3M LIBOR + 6.00%, 8.33%, 02/28/2024 (e)(f)(m)	714,286	714,286
DRB Holdings, LLC, 1st Lien Revolver, 3M LIBOR + 6.00%, 8.31%, 10/06/2023 (e)(f)(g)	1,000	170
DRB Holdings, LLC, Initial 1st Lien Term Loan, 6M LIBOR + 6.00%, 8.20%, 10/06/2023 (e)(f)(m)	491,515	476,770
Dun & Bradstreet Corp., Initial 1st Lien Term Loan, 1M LIBOR + 5.00%, 7.24%, 02/06/2026	1,830,349	1,841,222
Ellie Mae, Inc., 1st Lien Term Loan, 3M LIBOR + 4.00%, 6.53%, 04/17/2026	1,207,737	1,207,737
Frontline Technologies Intermediate Holdings, LLC, 1st Lien Closing Date Term Loan, 3M LIBOR + 6.50%, 8.83%, 09/18/2023 (e)(f)	286,681	286,681

Frontline Technologies Intermediate Holdings, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.50%, 8.83%, 09/18/2023 (e)(f)(g)		$57,181	$12,698
GraphPAD Software, LLC, 1st Lien Revolver, L + 6.00%, 12/21/2023 (e)(f)(g)		1,000	—
GraphPAD Software, LLC, 1st Lien Unitranche Term Loan, 3M LIBOR + 6.00%, 8.20%, 12/21/2023 (e)(f)(m)		1,607,103	1,607,103
Greeneden U.S. Holdings I, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.25%, 5.48%, 12/01/2023		792,509	787,698
Huskies Parent, Inc., 1st Lien Closing Date Term Loan, L + 4.00%, 07/31/2026 (e)(f)(h)		636,520	636,520
Invoice Cloud, Inc., 1st Lien Delayed Draw Term Loan, L + 5.00%, 02/11/2024 (e)(f)(g)		1,191,489	(11,915)
Invoice Cloud, Inc., 1st Lien Revolver, L + 5.00%, 02/11/2024 (e)(f)(g)		255,319	(2,553)
Invoice Cloud, Inc., 1st Lien Term Loan, 3M LIBOR + 6.50%, 9.04%, 02/11/2024 (e)(f)(j)		2,574,167	2,548,425
MA FinanceCo., LLC, Tranche 1st Lien Term Loan B-2, 1M LIBOR + 2.25%, 4.48%, 11/19/2021		750,000	748,125
MA FinanceCo., LLC, Tranche 1st Lien Term Loan B-3, 1M LIBOR + 2.50%, 4.73%, 06/21/2024		186,223	184,672
MH Sub I, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.98%, 09/13/2024		1,073,477	1,066,767
Mitchell International, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.48%, 11/29/2024		1,426,389	1,351,503
Oakley Ekomid, Ltd., Unitranche Facility 1st Lien Term Loan, (Great Britain), 6M EURIBOR + 6.25%, 6.50%, 06/23/2025 (e)(f)		€750,000	831,413
Oakley Ekomid, Ltd., CAR Facility 1st Lien Term Loan, (Great Britain), EURIBOR + 6.25%, 06/23/2025 (e)(f)(g)		750,000	—
PDI TA Holdings, Inc., 1st Lien Delayed Draw Term Loan 1, L + 3.50%, 10/24/2024 (e)(f)(g)		$46,902	(51)
PDI TA Holdings, Inc., 1st Lien Delayed Draw Term Loan 2, L + 3.50%, 10/24/2024 (e)(f)(g)		126,855	(140)
PDI TA Holdings, Inc., 1st Lien Revolver, PRIME + 3.50%, 9.00%, 10/24/2024 (e)(f)(g)		205,023	156,105
PDI TA Holdings, Inc., 2nd Lien Delayed Draw Term Loan 1, L + 8.50%, 10/24/2025 (e)(f)(g)		19,730	(37)
PDI TA Holdings, Inc., 2nd Lien Delayed Draw Term Loan 2, L + 8.50%, 10/24/2025 (e)(f)(g)		62,792	(120)
PDI TA Holdings, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.92%, 10/24/2025 (e)(f)		1,106,612	1,104,509
PDI TA Holdings, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.92%, 10/24/2024 (e)(f)(m)		2,426,006	2,423,337
Perforce Software, Inc., 1st Lien Term Loan B, 1M LIBOR + 4.50%, 6.73%, 07/01/2026		737,610	735,309
Project Accelerate Parent, LLC, 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.58%, 01/02/2025 (e)		773,043	767,245
Project Boost Purchaser, LLC, 1st Lien Term Loan B, 3M LIBOR + 3.50%, 6.02%, 06/01/2026		2,250,000	2,242,508
Raptor Technologies, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.00%, 8.52%, 12/17/2024 (e)(f)(g)		1,034,138	661,848
Raptor Technologies, LLC, 1st Lien Revolver, L + 6.00%, 12/17/2023 (e)(f)(g)		1,000	—
Raptor Technologies, LLC, 1st Lien Term Loan, 3M LIBOR + 6.00%, 8.33%, 12/17/2024 (e)(f)(m)		1,955,038	1,955,038
Rocket Software, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 6.48%, 11/28/2025		1,282,435	1,259,031
Seattle Spinco, Inc., Initial 1st Lien Term Loan B3, 1M LIBOR + 2.50%, 4.73%, 06/21/2024		1,257,612	1,247,137
Sophia, LP, 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.58%, 09/30/2022		557,092	556,975
SpareFoot, LLC, 2nd Lien Term Loan, 1M LIBOR + 8.25%, 10.48%, 04/13/2025 (e)(f)(m)		285,429	285,429
SpareFoot, LLC, 1st Lien Bader Incremental Term Loan, 3M LIBOR + 4.25%, 6.65%, 04/13/2024 (e)(f)(m)		97,884	96,905
SpareFoot, LLC, 1st Lien Incremental Term Loan, 1M LIBOR + 4.25%, 6.65%, 04/13/2024 (e)(f)		74,674	74,674
SpareFoot, LLC, 1st Lien Incremental Term Loan, 1M LIBOR + 4.25%, 6.65%, 04/13/2024 (e)(f)(m)		134,565	134,565
SpareFoot, LLC, 1st Lien Revolver, 1M LIBOR + 4.25%, 6.65%, 04/13/2023 (e)(f)(g)		1,000	240
SpareFoot, LLC, 1st Lien StorSmart Incremental Term Loan, 1M LIBOR + 4.25%, 6.65%, 04/13/2024 (e)(f)(m)		195,768	193,811
SpareFoot, LLC, 2nd Lien Bader Incremental Term Loan, 3M LIBOR + 8.25%, 10.65%, 04/13/2025 (e)(f)(m)		59,527	58,932
SpareFoot, LLC, 2nd Lien Incremental Term Loan, 1M LIBOR + 8.25%, 10.48%, 04/13/2025 (e)(f)(m)		195,750	195,750
SpareFoot, LLC, 2nd Lien StorSmart Incremental Term Loan, 3M LIBOR + 8.25%, 10.65%, 04/13/2025 (e)(f)(m)		119,054	117,864
SpareFoot, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 6.65%, 04/13/2024 (e)(f)(m)		706,436	706,436
Sunk Rock Foundry Partners, LP, 1st Lien Term Loan A1, 3M LIBOR + 4.75%, 7.08%, 10/31/2023 (e)(f)(m)		226,608	226,608
Tibco Software, Inc., 1st Lien Term Loan B-2, 1M LIBOR + 4.00%, 6.39%, 06/30/2026		1,696,173	1,697,768
Ultimate Software Group Inc. (The), 1st Lien Revolver, L + 3.75%, 05/03/2024 (e)(f)(g)		1,000	(23)
Ultimate Software Group Inc. (The), 2nd Lien Term Loan, 3M LIBOR + 8.00%, 10.33%, 05/03/2027 (e)(f)(m)		3,000,000	2,970,000
Visolit Finco A/S, NOK Committed Accordion Term Loan, (Norway), L + 5.85%, 07/02/2026 (e)(f)(g)	NOK	11,180,680	—
Visolit Finco A/S, NOK Facility 1st Lien Term Loan B1, (Norway), 6M NIBOR + 5.85%, 7.57%, 07/02/2026 (e)(f)		33,624,031	3,796,794
Visual Edge Technology, Inc., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 7.00%, 9.52%, 08/31/2022 (e)(f)(j)(m)		$1,963,222	1,963,222
Visual Edge Technology, Inc., 1st Lien Mezzanine Term Loan, 15.00%, 09/03/2024 (e)(f)(j)		157,905	156,326
Visual Edge Technology, Inc., 1st Lien Term Loan, 3M LIBOR + 7.00%, 9.52%, 08/31/2022 (e)(f)(j)(m)		159,990	159,990
			50,962,127
Hotel, Gaming & Leisure 4.3%
Aimbridge Acquisition Co., Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.50%, 9.90%, 02/01/2027 (e)(f)(m)		3,000,000	2,970,000
Caesars Resort Collection, LLC, 1st Lien Term Loan B, 1M LIBOR + 2.75%, 4.98%, 12/23/2024		2,838,810	2,814,425
Canopy Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.25%, 8.05%, 12/18/2024 (e)(f)(m)		£500,000	607,975
Canopy Bidco, Ltd., Senior Capex Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 7.25%, 8.05%, 12/18/2024 (e)(f)(g)(m)		500,000	77,890

EuroParcs (Top) Holding B.V., Acquisition Facility 1st Lien Term Loan, (Netherlands), L + 6.50%, 07/03/2026 (e)(f)(g)		€312,500	$—
EuroParcs (Top) Holding B.V., Facility 1st Lien Term Loan B, (Netherlands), 3M EURIBOR + 6.50%, 6.50%, 07/03/2026 (e)(f)		2,187,500	2,424,954
Geo Group, Inc., 1st Lien Refinancing Term Loan B, 1M LIBOR + 2.00%, 4.24%, 03/22/2024		$989,873	927,591
Golden Nugget, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 2.75%, 4.98%, 10/04/2023		1,616,731	1,618,461
Scientific Games International, Inc., 1st Lien Term Loan B5, 1M LIBOR + 2.75%, 4.98%, 08/14/2024		1,006,379	1,000,250
SFE Intermediate Holdco, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 4.75%, 7.23%, 07/31/2024 (e)(f)(m)		1,984,007	1,984,007
SFE Intermediate Holdco, LLC, 1st Lien Revolver, L + 5.00%, 07/31/2023 (e)(f)(g)		2,000	—
SFE Intermediate Holdco, LLC, 1st Lien Term Loan, 3M LIBOR + 4.75%, 7.01%, 07/31/2024 (e)(f)(m)		245,625	245,625
UFC Holdings, LLC, 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.49%, 04/29/2026		1,676,832	1,679,447
			16,350,625
Media: Broadcasting & Subscription 1.5%
CSC Holdings, LLC, 1st Lien Term Loan B, 1M LIBOR + 2.50%, 4.83%, 01/25/2026		117,492	117,345
Diamond Sports Group, LLC, 1st Lien Term Loan, L + 3.50%, 07/17/2026 (h)		1,111,111	1,112,944
Nexstar Media Group, Inc., 1st Lien Incremental Term Loan, L + 2.75%, 06/19/2026 (h)		1,425,981	1,425,682
Production Resource Group, LLC, 1st Lien Term Loan, 3M LIBOR + 7.00%, 9.53%, 08/21/2024 (e)(f)(m)		2,000,000	1,920,000
Sinclair Broadcast Group, Inc., 1st Lien Term Loan, L + 2.50%, 07/17/2026 (h)		566,537	567,245
Sinclair Broadcast Group, Inc., 1st Lien Term Loan, L + 2.50%, 07/17/2026 (h)		660,959	661,786
			5,805,002
Media: Diversified & Production 1.8%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.00%, 5.23%, 04/22/2026		498,750	499,104
Cast and Crew Payroll, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.25%, 02/09/2026		1,909,087	1,918,155
Equinox Holdings, Inc., 1st Lien Term Loan B1, 1M LIBOR + 3.00%, 5.23%, 03/08/2024		2,639,788	2,642,613
Life Time Fitness, Inc., 1st Lien Refinancing Term Loan B, 3M LIBOR + 2.75%, 5.27%, 06/10/2022		491,250	490,705
Sapphire Bidco, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 6M GBP LIBOR + 6.00%, 7.00%, 03/15/2023 (e)(f)(m)		£1,000,000	1,215,950
			6,766,527
Retail 1.6%
FWR Holding Corp., 1st Lien Delayed Draw Term Loan, 3M LIBOR + 5.50%, 7.74%, 08/21/2023 (e)(f)(g)		$75,103	42,916
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 1, 1M LIBOR + 5.50%, 7.77%, 08/21/2023 (e)(f)(m)		386	386
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 2, 1M LIBOR + 5.50%, 7.77%, 08/21/2023 (e)(f)		611	611
FWR Holding Corp., Initial 1st Lien Delayed Draw Term Loan 3, 1M LIBOR + 5.50%, 7.77%, 08/21/2023 (e)(f)		32,187	32,187
FWR Holding Corp., Initial 1st Lien Revolver, L + 5.50%, 08/21/2023 (e)(f)(g)		1,000	—
FWR Holding Corp., Initial 1st Lien Term Loan, 1M LIBOR + 5.50%, 7.77%, 08/21/2023 (e)(f)(m)		343,875	343,875
Mister Car Wash Holdings, Inc., 1st Lien Delayed Draw Term Loan, L + 3.50%, 05/14/2026 (g)		175,746	(403)
Mister Car Wash Holdings, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.83%, 05/14/2026		3,514,915	3,506,865
Petco Animal Supplies, Inc., 1st Lien Term Loan B, 3M LIBOR + 3.25%, 5.51%, 01/26/2023		248,711	192,306
Whatabrands, LLC, 1st Lien Term Loan B, L + 3.25%, 08/02/2026 (h)		2,000,000	2,006,260
			6,125,003
Services: Business 9.1%
Alpha Luxco 2 SARL, Facility 1st Lien Term Loan B, (Luxembourg), 3M EURIBOR + 5.75%, 6.25%, 01/09/2025 (e)(f)(m)		€1,000,000	1,108,550
AMCP Clean Intermediate, LLC, 1st Lien Incremental Term Loan, 3M LIBOR + 5.50%, 7.83%, 10/01/2024 (e)(f)		$453,356	448,822
AMCP Clean Intermediate, LLC, 1st Lien Revolver, L + 5.50%, 10/01/2024 (e)(f)(g)		1,100	(11)
AMCP Clean Intermediate, LLC, 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.83%, 10/01/2024 (e)(f)(m)		1,984,008	1,964,168
AVSC Holding Corp., 1st Lien Term Loan, 3M LIBOR + 3.25%, 5.58%, 03/03/2025		2,493,687	2,423,564
Capnor Connery Bidco APS, EUR Facility 1st Lien Term Loan B, (Denmark), 1M EURIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(m)		€2,954,439	3,275,144
Capnor Connery Bidco APS, Facility 1st Lien Term Loan B, (Denmark), 1M EURIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(m)	DKK	22,064,516	3,275,392
Capnor Connery Bidco APS, Facility 1st Lien Term Loan D, (Denmark), L + 7.63%, 04/30/2026 (e)(f)(g)(m)		45,967,742	—
Capnor Connery Bidco APS, NOK Facility 1st Lien Term Loan B, (Denmark), 1M NIBOR + 7.63%, 8.99%, 04/30/2026 (e)(f)(m)	NOK	2,551,246	288,084
Capnor Connery Bidco APS, SEK Facility 1st Lien Term Loan B, (Denmark), 1M EURIBOR + 7.63%, 7.63%, 04/30/2026 (e)(f)(m)	SEK	4,209,615	435,436
Cypress Intermediate Holdings III, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 2.75%, 4.99%, 04/29/2024		$675,094	667,641

IRI Holdings, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.50%, 7.02%, 12/01/2025 (e)(f)(m)	$1,520,509	$1,520,509
IRI Holdings, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 8.00%, 10.52%, 11/30/2026 (e)(f)(m)	1,471,850	1,471,850
Labstat International, Inc., 1st Lien 1st Amendment Incremental Term Loan, 3M CDOR + 6.25%, 8.22%, 06/25/2024 (e)(f)(m)	CAD	323,641	245,229
Labstat International, Inc., 1st Lien Revolver, L + 6.25%, 06/25/2024 (e)(f)(g)	1,000	—
Labstat International, Inc., 1st Lien Term Loan, 3M CDOR + 6.25%, 8.22%, 06/25/2024 (e)(f)(m)	1,487,758	1,127,303
P27 Bidco, Ltd., Capex Facility 1st Lien Term Loan, (Great Britain), L + 6.75%, 07/31/2026 (e)(f)(g)	£325,380	—
P27 Bidco, Ltd., Facility 1st Lien Term Loan B1, (Great Britain), 6M GBP LIBOR + 6.75%, 7.56%, 07/31/2026 (e)(f)	1,705,510	2,073,815
P27 Bidco, Ltd., Facility 1st Lien Term Loan B2, (Great Britain), 6M LIBOR + 6.75%, 8.95%, 07/31/2026 (e)(f)	$609,527	609,527
Packers Holdings, LLC, Initial 1st Lien Term Loan B, 3M LIBOR + 3.00%, 5.32%, 12/04/2024 (h)	2,367,475	2,334,922
PI UK Holdco II, Ltd., Facility 1st Lien Term Loan B1, (Great Britain), 1M LIBOR + 3.25%, 5.48%, 01/03/2025	1,189,627	1,183,679
Revint Intermediate II, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 4.50%, 6.83%, 12/13/2023 (e)(f)(g)(m)	2,084,773	1,359,460
Revint Intermediate II, LLC, 1st Lien Revolver, 3M LIBOR + 4.50%, 6.83%, 12/13/2023 (e)(f)(g)	1,000	880
Revint Intermediate II, LLC, 1st Lien Term Loan, 3M LIBOR + 4.50%, 6.83%, 12/13/2023 (e)(f)(m)	393,606	389,670
RSK Group, Ltd., Acquisition 1st Lien Term Loan, (Great Britain), 2M LIBOR + 7.00%, 7.78%, 10/27/2025 (e)(f)(g)(j)(m)	£502,288	303,730
RSK Group, Ltd., Facility 1st Lien Term Loan B, (Great Britain), 3M GBP LIBOR + 7.00%, 7.78%, 10/27/2025 (e)(f)(j)(m)	506,188	615,500
Saldon Holdings, Inc., 1st Lien Revolver, L + 4.75%, 03/13/2024 (e)(f)(g)	$380,952	(3,809)
Saldon Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 4.75%, 6.98%, 03/13/2025 (e)(f)(m)	3,610,000	3,573,900
SOS Security Holdings, LLC, 1st Lien Delayed Draw Term Loan, 3M LIBOR + 6.50%, 8.85%, 04/30/2025 (e)(f)(g)	335,821	207,550
SOS Security Holdings, LLC, 1st Lien Delayed Draw Term Loan B, L + 6.50%, 04/30/2025 (e)(f)(g)	335,821	(3,358)
SOS Security Holdings, LLC, 1st Lien Revolver, PRIME + 5.50%, 11.00%, 04/30/2025 (e)(f)(g)	179,104	9,403
SOS Security Holdings, LLC, 1st Lien Term Loan, 3M LIBOR + 6.50%, 8.76%, 04/30/2025 (e)(f)(m)	2,149,254	2,127,761
TU Bidco, Inc., 1st Lien Delayed Draw Term Loan, L + 4.00%, 10/02/2023 (e)(f)(g)	299,850	—
TU Bidco, Inc., 1st Lien Revolver, L + 4.00%, 10/02/2023 (e)(f)(g)	1,000	—
TU Bidco, Inc., 1st Lien Term Loan, 3M LIBOR + 4.00%, 6.33%, 10/02/2023 (e)(f)(m)	1,690,654	1,690,654
34,724,965
Services: Consumer 3.6%
Centric Brands, Inc., 1st Lien Revolver, 2M LIBOR + 4.50%, 10.00%, 04/29/2023 (e)(f)(g)	1,333	920
Centric Brands, Inc., 1st Lien Term Loan, 3M LIBOR + 6.00%, 8.26%, 10/30/2023 (e)(f)(m)	1,989,005	1,969,115
CHG PPC Parent, LLC, 2nd Lien Term Loan, 1M LIBOR + 7.50%, 9.73%, 03/30/2026 (e)(f)(m)	1,000,000	990,000
CHG PPC Parent, LLC, 2nd Lien Additional Term Loan, 1M LIBOR + 7.75%, 9.98%, 03/30/2026 (e)(f)(m)	2,000,000	1,990,000
Goldcup 16786 AB, Unitranche Facility 1st Lien Term Loan, (Sweden), 3M STIBOR + 7.00%, 7.50%, 06/02/2025 (e)(f)(m)	SEK	10,000,000	982,664
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.75%, 6.98%, 10/31/2024 (e)(f)(g)	$666,321	137,988
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Revolver, 1M LIBOR + 4.75%, 6.98%, 10/31/2024 (e)(f)(g)	333,333	58,333
NMC Skincare Intermediate Holdings II, LLC, 1st Lien Term Loan, 1M LIBOR + 4.75%, 7.15%, 10/31/2024 (e)(f)(m)	1,990,000	1,990,000
St. George’s University Scholastic Services, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.74%, 07/17/2025	1,832,155	1,835,600
Sunshine Sub, LLC, 1st Lien Delayed Draw Term Loan, 1M LIBOR + 4.75%, 6.98%, 05/27/2024 (e)(f)	417,261	417,261
Sunshine Sub, LLC, 1st Lien Revolver, L + 4.75%, 05/27/2024 (e)(f)(g)	144,269	—
Sunshine Sub, LLC, 1st Lien Term Loan, 1M LIBOR + 4.75%, 6.98%, 05/27/2024 (e)(f)(m)	710,415	710,415
Wand Intermediate I, LP, Initial 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.86%, 02/05/2026	2,515,910	2,529,748
13,612,044
Telecommunications 2.3%
Cablecom Networking Holdings, Ltd., Accordian Facility 1st Lien Term Loan, (Great Britain), L + 7.00%, 12/14/2023 (e)(f)(g)	£146,199	(6,222)
Cablecom Networking Holdings, Ltd., Capex Facility 1st Lien Term Loan, (Great Britain), 6M GBP LIBOR + 7.00%, 7.85%, 12/14/2023 (e)(f)(g)(m)	438,596	399,983
Cablecom Networking Holdings, Ltd., Facility 1st Lien Term Loan A-2, (Great Britain), 6M GBP LIBOR + 6.50%, 7.45%, 12/14/2023 (e)(f)(m)	561,404	682,640
CB-SDG, Ltd., Acquisition Facility 1st Lien Term Loan, (Great Britain), L + 7.00%, 04/03/2026 (e)(f)(g)(m)	317,460	—
CB-SDG, Ltd., Facility 1st Lien Term Loan B1, (Great Britain), 3M GBP LIBOR + 7.13%, 7.89%, 04/03/2026 (e)(f)(j)(m)	2,329,177	2,832,164
CB-SDG, Ltd., Facility 1st Lien Term Loan B2, (Great Britain), 3M GBP LIBOR + 7.13%, 7.89%, 04/03/2026 (e)(f)(j)(m)	366,925	446,162
Frontier Communications Corp., 1st Lien Term Loan B1, 1M LIBOR + 3.75%, 5.99%, 06/15/2024	$199,492	196,998
Sprint Communications, Inc., 1st Lien Incremental Term Loan B, 1M LIBOR + 3.00%, 5.25%, 02/02/2024	1,049,201	1,048,215

Sprint Communications, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 2.50%, 4.75%, 02/02/2024	$1,658,642	$1,654,081
Teligent, Inc., 1st Lien Revolver, 3M LIBOR + 3.75%, 6.20%, 12/13/2023 (e)(f)	1,000	980
Teligent, Inc., 2nd Lien Delayed Draw Term Loan A, 3M LIBOR + 8.75%, 11.08%, 06/13/2024 (e)(f)(g)(j)	658,790	435,193
Teligent, Inc., 2nd Lien Delayed Draw Term Loan B, L + 8.75%, 06/13/2024 (e)(f)(g)	315,632	(6,313)
Teligent, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.75%, 11.20%, 06/13/2024 (e)(f)(j)	1,113,546	1,091,275
		8,775,156
Transportation: Cargo 0.5%
Neovia Logistics Services, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 6.50%, 8.86%, 05/08/2024 (e)	689,000	685,555
Neovia Logistics Services, LLC, Initial 2nd Lien Term Loan, 1M LIBOR + 10.25%, 12.63%, 11/08/2024 (e)(f)(j)	1,158,085	1,138,398
		1,823,953
Transportation: Consumer 0.3%
Air Medical Group Holdings, Inc., Initial Unsecured Term Loan, 1M LIBOR + 7.88%, 10.11%, 03/13/2026 (e)(f)(m)	1,000,000	1,000,000

Utilities: Electric 0.4%
Brookfield WEC Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.73%, 08/01/2025	1,670,802	1,674,979

Utilities: Water 0.4%
Storm U.S. Holdco, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.83%, 05/05/2023 (e)(f)(m)	46,017	46,017
TWH Infrastructure Industries, Inc., 1st Lien Revolver, 3M LIBOR + 5.50%, 7.81%, 04/09/2025 (e)(f)(g)	463,581	69,537
TWH Infrastructure Industries, Inc., 1st Lien Term Loan, 3M LIBOR + 5.50%, 7.81%, 04/09/2025 (e)(f)(m)	1,372,488	1,358,763
		1,474,317
Wholesale 1.1%
Pet IQ, LLC, 1st Lien Term Loan, PRIME + 3.50%, 9.00%, 07/08/2025 (e)(f)(m)	4,321,260	4,321,260

Total Senior Loans (Cost: $344,951,328)		347,275,225

Corporate Bonds 7.2%
Aerospace & Defense 0.1%
TransDigm, Inc., 144A, 6.25%, 03/15/2026 (d)	233,000	244,359

Automotive 0.6%
Panther BF Aggregator 2, LP, 144A, 6.25%, 05/15/2026 (d)	1,868,000	1,932,819
Panther BF Aggregator 2, LP, 144A, 8.50%, 05/15/2027 (d)	347,000	352,639
		2,285,458
Banking, Finance, Insurance & Real Estate 0.7%
Acrisure, LLC, 144A, 8.13%, 02/15/2024 (d)	2,190,000	2,338,044
Acrisure, LLC, 144A, 7.00%, 11/15/2025 (d)	250,000	229,375
		2,567,419
Beverage, Food & Tobacco 0.6%
IRB Holding Corp., 144A, 6.75%, 02/15/2026 (d)	1,477,000	1,469,615
Simmons Foods, Inc., 144A, 5.75%, 11/01/2024 (d)	1,024,000	936,960
		2,406,575
Construction & Building 0.6%
Tutor Perini Corp., 144A, 6.88%, 05/01/2025 (d)	2,235,000	2,193,094

Consumer goods: Durable 0.1%
CommScope, Inc., 144A, 5.50%, 06/15/2024 (d)	210,000	193,725

Energy: Oil & Gas 1.6%
Centennial Resource Production, LLC, 144A, 5.38%, 01/15/2026 (d)	1,747,000	1,615,975
Exterran Energy Solutions, LP, 8.13%, 05/01/2025	2,405,000	2,441,075
Great Western Petroleum, LLC, 144A, 9.00%, 09/30/2021 (d)	225,000	194,625
Summit Midstream Holdings, LLC, 5.75%, 04/15/2025	1,175,000	1,010,500
Vine Oil and Gas, LP, 144A, 9.75%, 04/15/2023 (d)	1,053,000	637,065
Whiting Petroleum Corp., 6.63%, 01/15/2026	200,000	180,000
		6,079,240

Environmental Industries 0.6%
GFL Environmental, Inc., 144A, (Canada), 5.38%, 03/01/2023 (d)	$320,000	$324,400
GFL Environmental, Inc., 144A, (Canada), 7.00%, 06/01/2026 (d)	330,000	340,725
GFL Environmental, Inc., 144A, (Canada), 8.50%, 05/01/2027 (d)	385,000	421,575
HD Supply Waterworks, Ltd., 144A, 6.13%, 08/15/2025 (d)	1,149,000	1,183,470
		2,270,170
High Tech Industries 0.3%
Avaya Holdings Corp., 2.25%, 06/15/2023	100,000	87,343
Genesys Telecommunications Laboratories, Inc., 144A, 10.00%, 11/30/2024 (d)	1,000,000	1,091,250
		1,178,593
Hotel, Gaming & Leisure 0.4%
GEO Group, Inc., 5.13%, 04/01/2023	2,000,000	1,780,000

Media: Broadcasting & Subscription 1.0%
Cumulus Media New Holdings, Inc., 144A, 6.75%, 07/01/2026 (d)	654,000	667,898
Diamond Sports Group, LLC, 144A, 5.38%, 08/15/2026 (d)(n)	336,000	341,460
Diamond Sports Group, LLC, 144A, 6.63%, 08/15/2027 (d)(n)	247,000	252,403
Townsquare Media, Inc., 144A, 6.50%, 04/01/2023 (d)	2,862,000	2,819,070
		4,080,831
Metals & Mining 0.4%
Novelis Corp., 144A, 5.88%, 09/30/2026 (d)	1,421,000	1,472,511

Services: Business 0.2%
Nielsen Co. Luxembourg SARL, 144A, (Luxembourg), 5.00%, 02/01/2025 (d)	1,000,000	965,000

Total Corporate Bonds (Cost: $27,887,217)		27,716,975

Collateralized Loan Obligations 27.0% (d)(e)(k)
Collateralized Loan Obligations - Debt 18.0% (c)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 5.80%, 8.07%, 04/30/2031	1,500,000	1,351,461
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.63%, 07/25/2029	250,000	246,068
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 7.78%, 04/25/2031	750,000	688,717
Apidos CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 5.70%, 7.98%, 04/20/2031	750,000	710,075
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 5.70%, 8.02%, 07/16/2031	750,000	698,031
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 8.70%, 11.02%, 07/16/2031	250,000	232,538
Atlas Senior Loan Fund VII, Ltd., (Cayman Islands), 3M LIBOR + 8.05%, 10.57%, 11/27/2031	1,750,000	1,581,354
Barings CLO, Ltd. 2019-II, (Cayman Islands), 3M LIBOR + 3.85%, 6.15%, 04/15/2031	750,000	751,636
Benefit Street Partners CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 8.71%, 10/15/2030	1,500,000	1,437,226
Canyon Capital CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 8.05%, 07/15/2031	350,000	323,023
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 3M LIBOR + 6.68%, 9.29%, 04/15/2032	500,000	471,702
Carlyle Global Market Strategies CLO, Ltd. 2015-5, (Cayman Islands), 3M LIBOR + 6.70%, 8.98%, 01/20/2032	1,500,000	1,458,810
Carlyle Global Market Strategies CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 6.60%, 8.88%, 07/15/2032	3,000,000	2,939,826
Cedar Funding CLO VII, Ltd., (Cayman Islands), 3M LIBOR + 2.55%, 4.83%, 01/20/2031	500,000	467,516
Cedar Funding CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 9.38%, 05/29/2032	1,625,000	1,589,487
CIFC Funding, Ltd. 2013-IV, (Cayman Islands), 3M LIBOR + 2.80%, 5.06%, 04/27/2031	500,000	478,758
CIFC Funding, Ltd. 2018-IV, (Cayman Islands), 3M LIBOR + 5.90%, 8.20%, 10/17/2031	1,000,000	954,575
Cook Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.40%, 7.70%, 04/17/2030	1,250,000	1,146,067
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 8.61%, 10/23/2031	750,000	694,133
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.10%, 10.36%, 10/23/2031	250,000	230,261
Crestline Denali CLO XVI, Ltd., (Cayman Islands), 3M LIBOR + 2.60%, 4.88%, 01/20/2030	1,500,000	1,404,948
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 8.20%, 04/15/2031	750,000	683,057
Dewolf Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.20%, 8.50%, 10/15/2030	1,750,000	1,698,672
Dryden 26 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.54%, 7.84%, 04/15/2029	750,000	720,601
Dryden 40 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.75%, 8.27%, 08/15/2031	1,000,000	937,279
Dryden 58 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.35%, 7.65%, 07/17/2031	1,000,000	910,929
Goldentree Loan Opportunities X, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 7.93%, 07/20/2031	750,000	715,659
Highbridge Loan Management Ltd. 2013-2, (Cayman Islands), 3M LIBOR + 6.60%, 8.88%, 10/20/2029	250,000	246,239
ICG CLO, Ltd. 2018-1X, (Cayman Islands), 3M LIBOR + 5.15%, 7.43%, 04/21/2031	750,000	652,481

KKR CLO 15, Ltd., (Cayman Islands), 3M LIBOR + 6.44%, 8.74%, 01/18/2032	$2,500,000	$2,331,547
KKR CLO 24, Ltd., (Cayman Islands), 3M LIBOR + 6.38%, 9.01%, 04/20/2032	2,000,000	1,919,966
LCM 29, Ltd., (Cayman Islands), 3M LIBOR + 6.90%, 9.33%, 04/15/2031	1,000,000	994,505
LCM 30, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 9.52%, 04/20/2031	2,000,000	2,001,110
LCM XVII, LP, (Cayman Islands), 3M LIBOR + 6.00%, 8.30%, 10/15/2031	1,250,000	1,122,702
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.77%, 10.05%, 10/22/2030	1,000,000	922,106
Madison Park Funding XXIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 8.51%, 07/27/2030	500,000	489,621
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 9.38%, 01/22/2031	500,000	497,466
Madison Park Funding XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.33%, 04/25/2031	1,500,000	1,496,079
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.55%, 8.85%, 07/15/2032	1,000,000	985,960
Magnetite CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 2.75%, 5.03%, 07/25/2031	500,000	477,926
Magnetite CLO XV, Ltd. 2019 22A, (Cayman Islands), 3M LIBOR + 6.75%, 9.25%, 04/15/2031	1,000,000	1,001,673
Marble Point CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 3.00%, 5.32%, 07/16/2031	1,000,000	947,076
Marble Point CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.53%, 8.81%, 01/20/2032	700,000	663,397
Mariner CLO, LLC 2019 1A E, (Cayman Islands), 3M LIBOR + 6.89%, 9.43%, 04/30/2032	1,250,000	1,239,046
Niagara Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.45%, 8.84%, 07/17/2032	1,000,000	986,038
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 5.79%, 8.20%, 06/15/2031	750,000	666,967
Oaktree CLO, Ltd. 2015-11, (Cayman Islands), 3M LIBOR + 5.75%, 8.03%, 01/20/2032	1,250,000	1,187,444
Octagon Investment Partners 35, Ltd., (Cayman Islands), 3M LIBOR + 5.20%, 7.48%, 01/20/2031	1,500,000	1,380,295
Octagon Investment Partners 41, Ltd., (Cayman Islands), 3M LIBOR + 6.90%, 9.50%, 04/15/2031	3,000,000	2,967,999
Octagon Investment Partners XXI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.53%, 02/14/2031	1,000,000	976,053
Octagon Loan Funding, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 8.52%, 11/18/2031	2,000,000	1,890,892
OZLM XXIII, Ltd. 2019-23A, (Cayman Islands), 3M LIBOR + 6.80%, 9.21%, 04/15/2032	1,750,000	1,712,984
Rockford Tower CLO, Ltd. 2018-2, (Cayman Islands), 3M LIBOR + 3.10%, 5.38%, 10/20/2031	1,450,000	1,397,952
Steele Creek CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.70%, 07/15/2032 (n)	410,000	397,405
Steele Creek CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 5.75%, 8.16%, 06/15/2031	750,000	664,241
TCI-Symphony CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.45%, 8.75%, 07/15/2030	2,000,000	1,930,658
TICP CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 8.28%, 10/20/2031	300,000	288,278
TICP CLO XI, Ltd. 2018-11X, (Cayman Islands), 3M LIBOR + 6.00%, 8.28%, 10/20/2031	500,000	480,463
Venture 28A CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 8.44%, 10/20/2029	1,000,000	962,141
Venture 37 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 9.33%, 07/15/2032	3,000,000	2,905,533
Voya CLO, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 5.90%, 8.20%, 10/18/2031	1,250,000	1,194,971
Voya CLO, Ltd. 2015-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.48%, 10/20/2031	1,000,000	931,221
Voya CLO, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.48%, 07/20/2030	1,400,000	1,359,852
Voya CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 6.60%, 07/20/2032 (n)	1,000,000	1,000,000
		68,792,696
Collateralized Loan Obligations - Equity 9.0%
Allegro CLO VIII, Ltd., (Cayman Islands), 15.93%, 07/15/2031	1,650,000	1,317,969
AMMC CLO XXI, Ltd., (Cayman Islands), 18.13%, 11/02/2030	124,950	92,916
Bain Capital Credit CLO, Ltd. 2018-1, (Cayman Islands), 16.64%, 04/23/2031 (n)	920,000	776,737
Bain Capital Credit CLO, Ltd. 2019-2A, (Cayman Islands), 13.23%, 10/17/2032 (n)	810,000	648,000
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 13.23%, 04/15/2032	2,797,500	2,482,846
Carlyle Global Market Strategies CLO, Ltd. 2013-1, (Cayman Islands), 0.00%, 08/14/2030 (n)	500,000	309,746
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 12.05%, 10/15/2030	500,000	378,784
Carlyle Global Market Strategies CLO, Ltd. 2018-4, (Cayman Islands), 14.27%, 01/20/2031	2,310,000	1,884,960
Cedar Funding CLO V, Ltd., (Cayman Islands), 17.70%, 07/17/2031	2,300,000	2,219,091
Cedar Funding CLO VIII, Ltd., (Cayman Islands), 10.08%, 10/17/2030	250,000	191,228
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 13.32%, 01/20/2030	500,000	380,663
Dryden 28 Senior Loan Fund, (Cayman Islands), 16.30%, 08/15/2030	1,406,251	673,437
Dryden 33 Senior Loan Fund, (Cayman Islands), 13.23%, 04/15/2029	500,000	284,815
Dryden 38 Senior Loan Fund, (Cayman Islands), 16.82%, 07/15/2030	650,000	402,248
Dryden 41 Senior Loan Fund, (Cayman Islands), 10.04%, 04/15/2031	850,000	527,127
Dryden 57 CLO, Ltd., (Cayman Islands), 14.96%, 05/15/2031	717,000	647,125
Eastland Investors Corp., (Cayman Islands), 0.00%, 05/01/2022	300	135,750
Foothill CLO, Ltd., (Cayman Islands), 0.00%, 02/22/2021	1,237,000	179,283
Foothill Incentive Fee 2007-1, (Cayman Islands), 0.00%, 08/27/2019	904,000	32,755
Greenwood Park CLO, Ltd. 2018-1A, (Cayman Islands), 14.19%, 04/15/2031	750,000	587,858
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 18.42%, 07/22/2031	1,650,000	1,533,733
Madison Park Funding XXVII, Ltd., (Cayman Islands), 12.18%, 01/20/2047	250,000	228,222
Madison Park Funding XXXI, Ltd., (Cayman Islands), 11.06%, 01/23/2048	2,900,000	2,249,136

Madison Park Funding XXXII, Ltd., (Cayman Islands), 11.49%, 01/22/2048	$1,510,000	$1,089,948
Magnetite CLO, Ltd. 2012-6, (Cayman Islands), 0.00%, 09/15/2023	1,241,000	496
Mariner CLO, Ltd. 2018-5, (Cayman Islands), 13.19%, 04/25/2031	500,000	402,266
Momentum Capital Fund, Ltd., (Cayman Islands), 0.00%, 09/18/2021	913,000	84,220
Oaktree CLO, Ltd. 2018-1, (Cayman Islands), 15.53%, 10/20/2030	2,250,000	1,980,499
Oaktree CLO, Ltd. 2019-2, (Cayman Islands), 0.00%, 04/15/2031	3,860,000	3,143,599
Oaktree CLO, Ltd. 2019-3, (Cayman Islands), 13.23%, 07/20/2031 (n)	4,750,000	4,370,000
OHA Credit Partners XI, Ltd., (Cayman Islands), 15.53%, 01/20/2032	300,000	238,422
OHA Credit Partners XV, Ltd., (Cayman Islands), 16.06%, 01/20/2030	500,000	379,377
OHA Loan Funding, Ltd. 2013-1, (Cayman Islands), 15.38%, 07/23/2031	876,000	489,532
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 11.77%, 11/22/2030	1,000,000	692,472
OZLM XIX, Ltd. 2017-19X, (Cayman Islands), 15.78%, 11/22/2030	500,000	346,236
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 13.39%, 01/20/2031	800,000	625,698
Steele Creek CLO, Ltd. 2017-1, (Cayman Islands), 16.91%, 01/15/2030	250,000	206,288
Symphony CLO XI, Ltd., (Cayman Islands), 0.00%, 01/17/2025	1,000	160
Venture XVIII CLO, Ltd., (Cayman Islands), 11.28%, 10/15/2029	250,000	135,783
Wellfleet CLO, Ltd. 2017-3, (Cayman Islands), 16.91%, 01/17/2031	250,000	195,995
Wellfleet CLO, Ltd. 2018-3, (Cayman Islands), 11.61%, 01/20/2032	2,400,000	1,919,990
		34,465,410
Total Collateralized Loan Obligations (Cost: $104,625,846)		103,258,106

	Shares
Common Stocks 0.2% (d)(i)
Automotive 0.0%
GB Auto Service Holdings, LLC (e)(f)	22,076	34,966

Banking, Finance, Insurance & Real Estate 0.0%
OMERS Bluejay Investment Holdings, LP, Class A (e)(f)	25	28,118
The Ultimus Group Aggregator, LP /Blocker, Class A (e)(f)	—	862
The Ultimus Group Aggregator, LP /Blocker, Class B (e)(f)	182	—
The Ultimus Group, LLC/Co., Class A (e)(f)	1	—
The Ultimus Group, LLC/Co., Class B (e)(f)	1,355	—
		28,980
Beverage, Food & Tobacco 0.0%
Italian Fine Foods Holdings, LP (e)(f)	25,000	33,493

Chemicals, Plastics & Rubber 0.0%
Plaskolite PPC Blocker, LLC (e)(f)	10	1,011

Energy: Oil & Gas 0.0%
FTS International, Inc.	7,500	29,775

Healthcare & Pharmaceuticals 0.1%
Acadia Healthcare Co., Inc.	2,148	68,607
Bearcat Parent, Inc. (e)(f)	50	50,000
Coherus Biosciences, Inc	1,970	33,135
Nelipak Holding Co. (e)(f)	50,000	50,000
SiroMed Equity Holdings, LLC (e)(f)	3,703	—
Virence Intermediate Holding Corp., Class A (e)(f)	—	22,829
		224,571
High Tech Industries 0.1%
Frontline Technologies Group Holding, LLC, Class A (e)(f)	25	29,359
Frontline Technologies Group Holding, LLC, Class B (e)(f)	2,728	3,064
H&F Unite Partners, LP (e)(f)	50,032	50,032
PDI TA Holdings, Inc. (e)(f)	25,000	25,000
Project Falcon Parent, Inc. (e)(f)	47,536	500
Rocket Parent, LLC, Class A (e)(f)	50,000	60,745
		168,700

Services: Business 0.0%
Display Holding Co., Inc. (e)(f)	50	$50,000
IRI Parent, LP, Class A-1 (e)(f)	250	25,000
SOS Co. Investment Vehicle, LP (e)(f)	50,000	50,000
		125,000
Services: Consumer 0.0%
Centric Brands, Inc. (e)(f)	3,125	19,141

Total Common Stocks (Cost: $707,153)		665,637

Preferred Stocks 0.0% (e)(f)
Banking, Finance, Insurance & Real Estate 0.0%
Blue Angel Holdco, LLC, Class A	243	51,981
Peachtree Parent, Inc., Series A	25	25,951
		77,932
Healthcare & Pharmaceuticals 0.0%
Virence Intermediate Holding Corp.	25	25,464

High Tech Industries 0.0%
Project Falcon Parent, Inc.	50	49,500

Services: Business 0.0%
IRI Holdings, Inc.	25	26,125

Total Preferred Stocks (Cost: $174,973)		179,021

	Principal Amount	Value (a)
Private Asset-Backed Debt 0.6% (d)(e)(f)(g)
Banking, Finance, Insurance & Real Estate 0.6%
BFS Receivables I, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 8.40%, 02/08/2022 (l)	$500,000	366,286
BFS Receivables I, LLC, 1st Lien Revolver, 1M LIBOR + 6.00%, 8.40%, 02/09/2022	500,000	366,286
DFC Funding No1, Ltd., Mezzanine Revolver, (Great Britain), 1M LIBOR + 9.75%, 10.50%, 12/12/2020	£1,100,000	874,908
DFC Global Facility Borrower II, LLC, 1st Lien Revolver, 1M LIBOR + 10.75%, 13.15%, 09/27/2022	$500,000	429,503
Finfitsp, LLC, 1st Lien Revolver, 1M LIBOR + 9.25%, 11.65%, 02/13/2022	500,000	200,000
Total Private Asset-Backed Debt (Cost: $2,289,212)		2,236,983

Real Estate Debt 1.5% (d)(e)(f)
Banking, Finance, Insurance & Real Estate 0.7%
285 Mezz, LLC, Mezzanine Construction Term Loan, 1M LIBOR + 14.00%, 16.33%, 02/23/2021 (g)(j)	2,300,330	1,791,829
Hyatt House IMD, LLC, Mezzanine Construction Term Loan, 1M LIBOR + 12.25%, 14.58%, 11/25/2021 (g)(j)	1,050,578	890,578
		2,682,407
Hotel, Gaming & Leisure 0.8%
Mandarin Oriental Honolulu, Mezzanine Land Term Loan, 14.00%, 10/01/2019 (g)(j)	1,044,900	999,974
Wright by the Sea 1901, LLC, Term Loan, 8.00%, 04/05/2020	2,000,000	2,000,000
		2,999,974
Total Real Estate Debt (Cost: $5,627,996)		5,682,381

Warrants 0.0% (d)(e)(f)(i)
Healthcare & Pharmaceuticals 0.0%
Air Medical Buyer Corp.	122	1,557

High Tech Industries 0.0%
Visual Edge Technology, Inc., (Preferred)	5,176	4,525
Visual Edge Technology, Inc., (Common)	4,540	—
		4,525

Transportation: Cargo 0.0%
Neovia Logistics Holdings, Ltd.	194,454	$—

Total Warrants (Cost: $11,260)		6,082

Total Investments - 127.2% (Cost: $486,274,985)		$487,020,410
Liabilities in Excess of Other Assets - (27.2%)		(104,070,895)
Net Assets - 100.0%		$382,949,515

Footnotes:

(a)              Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)              Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate as of July 31, 2019.

(c)               Variable rate coupon rate shown as of July 31, 2019.

(d)              All of CION Ares Diversified Credit Fund (the “Fund”) Senior Loans, Collateralized Loan Obligations, Common Stocks and Corporate Bonds issued as 144A, Private Asset Backed Debt, Real Estate Debt and Warrants, which as of July 31, 2019 represented 125.7% of the Fund’s net assets or 81.9% of the Fund’s total assets, are subject to legal restrictions on sales.

(e)               Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Consolidated Schedule of Investments).

(f)                Security valued at fair value using methods determined in good faith by or under the direction of the board of trustees.

(g)               As of July 31, 2019, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Financial Statements for further information on revolving and delayed draw loan commitments.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
285 Mezz, LLC	$2,300,330	$1,791,830	$508,500
A.U.L. Corp.	1,000	—	1,000
AMCP Clean Intermediate, LLC	1,100	—	1,100
Anchor Packaging, LLC	179,487	—	179,487
AQ Sunshine, Inc.	136,424	68,212	68,212
AQ Sunshine, Inc.	386,405	—	386,405
Atlas Intermediate III, LLC	226,620	37,770	188,850
Axiom Merger Sub, Inc.	230,769	—	230,769
Axiom Merger Sub, Inc.	1,153,846	—	1,153,846
Bambino CI, Inc.	1,000	375	625
Bearcat Buyer, Inc.	580,465	—	580,465
Bearcat Buyer, Inc.	1,015,814	—	1,015,814
Bearcat Buyer, Inc.	580,465	—	580,465
BFS Receivables I, LLC	500,000	366,286	133,714
BFS Receivables I, LLC	500,000	366,286	133,714
Birch Permian, LLC	1,750,000	—	1,750,000
Blue Angel Buyer 1, LLC	321,199	—	321,199
Blue Angel Buyer 1, LLC	642,399	7,709	634,690
Cablecom Networking Holdings, Ltd.	533,311	399,983	133,328
Cablecom Networking Holdings, Ltd.	177,771	—	177,771
Canopy Bidco, Ltd.	607,975	77,890	530,085
Capnor Connery Bidco APS	6,823,734	—	6,823,734
CB-SDG, Ltd.	386,016	—	386,016
Centric Brands, Inc.	1,333	933	400

Comprehensive EyeCare Partners, LLC	1,000	185	815
Comprehensive EyeCare Partners, LLC	421,511	240,003	181,508
Cority Software, Inc.	230,579	—	230,579
DecoPac, Inc.	1,000	200	800
DFC Funding No1, Ltd.	1,337,545	894,971	442,574
DFC Global Facility Borrower II, LLC	500,000	429,503	70,497
Discovery Life Sciences, LLC	1,111,111	—	1,111,111
Discovery Life Sciences, LLC	1,000	200	800
Doxim, Inc.	285,714	229,143	56,571
DRB Holdings, LLC	1,000	200	800
EuroParcs (Top) Holding B.V.	346,422	—	346,422
Ferraro Fine Foods Corp.	1,000	157	843
Finfitsp, LLC	500,000	200,000	300,000
Flow Control Solutions, Inc.	372,825	—	372,825
Flow Control Solutions, Inc.	994,201	—	994,201
Foundation Risk Partners Corp.	3,000	—	3,000
Foundation Risk Partners Corp.	795,899	794,410	1,489
Foundation Risk Partners Corp.	3,250,808	1,223,887	2,026,921
Foundation Risk Partners Corp.	1,007,132	289,679	717,453
Frontline Technologies Intermediate Holdings, LLC	57,181	12,698	44,483
FWR Holding Corp.	1,000	—	1,000
FWR Holding Corp.	75,102	42,915	32,187
GB Auto Service, Inc.	111,111	22,222	88,889
GB Auto Service, Inc.	1,664,756	1,486,978	177,778
GraphPAD Software, LLC	1,000	—	1,000
Hometown Food Co.	1,000	—	1,000
Hyatt House IMD	1,050,578	890,578	160,000
IMIA Holdings, Inc.	408,163	—	408,163
IntraPac International, LLC	415,407	77,889	337,518
Invoice Cloud, Inc.	255,319	—	255,319
Invoice Cloud, Inc.	1,191,489	—	1,191,489
Jim N Nicks Management, LLC	1,000	575	425
Labstat International, Inc.	758	—	758
Mandarin Oriental Honolulu	1,044,899	999,973	44,926
MB2 Dental Solutions, LLC	1,333	883	450
Mister Car Wash Holdings, Inc.	175,746	—	175,746
Movati Athletic Group, Inc.	191,383	35,962	155,421
Nelipak Holding Co.	429,001	245,143	183,858
Nelipak Holding Co.	454,575	—	454,575
NMC Skincare Intermediate Holdings II, LLC	333,333	58,333	275,000
NMC Skincare Intermediate Holdings II, LLC	666,321	137,988	528,333
Nuehealth Performance, LLC	1,000	—	1,000
Nuehealth Performance, LLC	737,459	—	737,459
NXTGenpay Intressenter Bidco AB	465,472	279,283	186,189

Oakley Ekomid, Ltd.	831,413	—	831,413
P27 Bidco, Ltd.	395,646	—	395,646
PDI TA Holdings, Inc.	205,023	156,330	48,693
PDI TA Holdings, Inc.	46,902	—	46,902
PDI TA Holdings, Inc.	126,855	—	126,855
PDI TA Holdings, Inc.	19,730	—	19,730
PDI TA Holdings, Inc.	62,792	—	62,792
Petroleum Service Corp. Buyer, LLC	2,105,660	245,660	1,860,000
Petroleum Service Corp. Buyer, LLC	1,314,230	—	1,314,230
Premise Health Holding Corp.	1,000	—	1,000
Premise Health Holding Corp.	1,103	—	1,103
Project Farm Bidco 2016, Ltd.	93,750	—	93,750
Radius Aerospace, Inc.	428,571	42,857	385,714
Raptor Technologies, LLC	1,000	—	1,000
Raptor Technologies, LLC	1,034,138	661,848	372,290
Reddy Ice Holdings, Inc.	955,102	—	955,102
Reddy Ice Holdings, Inc.	955,102	—	955,102
Revint Intermediate II, LLC	1,000	890	110
Revint Intermediate II, LLC	2,084,774	1,380,308	704,466
RSK Group, Ltd.	610,843	303,816	307,027
Saldon Holdings, Inc.	380,952	—	380,952
SCM Insurance Services, Inc.	758	720	38
SCSG EA Acquisition Co., Inc.	1,000	100	900
SecurAmerica, LLC	1,000	629	371
SecurAmerica, LLC	620,465	138,525	481,940
SecurAmerica, LLC	573,057	—	573,057
SFE Intermediate Holdco, LLC	2,000	—	2,000
Sigma Electric Manufacturing Corp.	1,000	—	1,000
SiroMed Physician Services, Inc.	1,000	—	1,000
SOS Security Holdings, LLC	179,104	14,328	164,776
SOS Security Holdings, LLC	335,821	210,908	124,913
SOS Security Holdings, LLC	335,821	—	335,821
SpareFoot, LLC	1,000	240	760
Spectra Finance, LLC	1,000	156	844
Sunshine Sub, LLC	144,269	—	144,269
Teligent, Inc.	658,790	448,369	210,421
Teligent, Inc.	315,632	—	315,632
TU Bidco, Inc.	1,000	—	1,000
TU Bidco, Inc.	299,850	—	299,850
TWH Infrastructure Industries, Inc.	463,581	78,809	384,772
Ultimate Software Group Inc. (The)	1,000	—	1,000
Ultimus Group Midco, LLC (The)	396,226	—	396,226
United Digestive MSO Parent, LLC	511,364	—	511,364
United Digestive MSO Parent, LLC	1,022,727	—	1,022,727

Visolit Finco A/S	1,262,512	—	1,262,512
VLS Recovery Services, LLC	1,000	50	950
VLS Recovery Services, LLC	1,070,365	—	1,070,365
VVC Holding Corp.	232,108	—	232,108
Worldwide Facilities, LLC	50,000	15,000	35,000
Worldwide Facilities, LLC	378,400	211,077	167,323
Total	$60,451,032	$15,621,852	$44,829,180

(h)              This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(i)                  Non-income producing security as of July 31, 2019.

(j)                 Payment-In-Kind security (“PIK”), which may pay interest/dividends in additional par/shares.

(k)              Collateralized Loan Obligations are all issued as 144A securities.

(l)                  The Fund sold a participating interest of $500,000 of aggregate principal amount of the portfolio company’s first lien revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles, the Fund recorded a corresponding $366,286 secured borrowing for the $366,286 that has been funded thus far.

(m)          These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see “Note 1 — Organization”).

(n)              When-Issued or delayed delivery security based on typical market settlement convention for such security.

As of July 31, 2019, the aggregate cost of securities for Federal income tax purposes was $486,289,841.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$5,196,386
Gross unrealized depreciation	(4,465,458)
Net unrealized appreciation	$730,928

Foreign Forward Currency Contracts

As of July 31, 2019, CION Ares Diversified Credit Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Description	Notional Amount to be Purchased		Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract		$(378,639)	DKK	(371,334)	GMS	August 9, 2019	$7,305	$—
Foreign currency forward contract		$(368,774)	NOK	(364,753)	GMS	August 9, 2019	4,021	—
Foreign currency forward contract		$(1,125,500)	€(1,109,786)		GMS	August 16, 2019	15,714	—
Foreign currency forward contract		$(184,799)	CAD	(187,969)	GMS	August 16, 2019	—	(3,170)
Foreign currency forward contract		$(1,045,041)	SEK	(1,035,467)	GMS	August 16, 2019	9,574	—
Foreign currency forward contract	CAD	185,865	$187,969		GMS	August 16, 2019	2,104	—
Foreign currency forward contract		$(951,419)	£(923,841)		GMS	August 16, 2019	27,578	—
Foreign currency forward contract		$(131,800)	£(128,031)		GMS	August 16, 2019	3,769	—
Foreign currency forward contract	£1,057,770		$1,051,872		GMS	August 16, 2019	—	(5,898)
Foreign currency forward contract		$(2,793,476)	£(2,680,228)		GMS	September 6, 2019	113,248	—
Foreign currency forward contract		$(1,130,300)	€(1,111,646)		GMS	September 6, 2019	18,654	—

Foreign currency forward contract	$(245,850)	SEK	(238,583)	GMS	September 9, 2019	7,267	—
Foreign currency forward contract	$(846,300)	€(834,424)		GMS	September 16, 2019	11,876	—
Foreign currency forward contract	$(639,450)	£(609,539)		GMS	September 23, 2019	29,911	—
Foreign currency forward contract	$(79,891)	DKK	(77,659)	GMS	September 23, 2019	2,232	—
Foreign currency forward contract	$(1,273,300)	£(1,219,077)		GMS	September 23, 2019	54,223	—
Foreign currency forward contract	$(645,455)	SEK	(617,845)	GMS	September 23, 2019	27,610	—
Foreign currency forward contract	£613,000	$609,539		GMS	September 23, 2019	—	(3,461)
Foreign currency forward contract	$(3,968,608)	NOK	(3,802,364)	GMS	September 26, 2019	166,244	—
Foreign currency forward contract	$(2,293,720)	€(2,232,541)		GMS	September 26, 2019	61,179	—
Foreign currency forward contract	$(6,486,180)	£(6,218,234)		GMS	September 26, 2019	267,946	—
Foreign currency forward contract	$(2,490,469)	€(2,435,954)		GMS	September 27, 2019	54,515	—
Foreign currency forward contract	$(83,256)	£(80,218)		GMS	September 27, 2019	3,038	—
Foreign currency forward contract	£80,651	$80,218		GMS	September 27, 2019	—	(433)
Foreign currency forward contract	$(770,118)	€(760,583)		GMS	October 11, 2019	9,535	—
Foreign currency forward contract	$(111,864)	£(108,710)		GMS	October 11, 2019	3,154	—
Foreign currency forward contract	£109,289	$108,710		GMS	October 11, 2019	—	(579)
Foreign currency forward contract	$(230,219)	£(230,465)		GMS	October 11, 2019	—	(246)
Foreign currency forward contract	$(2,505,517)	£(2,448,860)		GMS	October 18, 2019	56,657	—
Foreign currency forward contract	$(133,673)	£(133,823)		GMS	October 18, 2019	—	(150)
Foreign currency forward contract	$(294,285)	NOK	(288,651)	GMS	October 25, 2019	5,634	—
Foreign currency forward contract	$(442,244)	SEK	(432,879)	GMS	October 25, 2019	9,365	—
Foreign currency forward contract	$(3,319,720)	DKK	(3,298,709)	GMS	October 25, 2019	21,011	—
Foreign currency forward contract	$(850,064)	£(827,512)		GMS	October 25, 2019	22,552	—
Foreign currency forward contract	$(2,136,321)	£(2,082,135)		GMS	October 25, 2019	54,186	—
Foreign currency forward contract	$(6,039,065)	€(6,019,896)		GMS	October 25, 2019	19,169	—
Foreign currency forward contract	$(1,666,786)	€(1,657,202)		GMS	October 25, 2019	9,584	—
Total						$1,098,855	$(13,937)

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:

€	Euro Currency

£	British Pounds
$	U.S. Dollars
CAD	Canadian Dollar
DKK	Danish Krone
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars

Swap Agreements outstanding as of July 31, 2019 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S32 5Y	Q	5.00%	June 20, 2024	ICE	$280,665	$(22,792)	$(22,530)	$(262)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
WLL CDS USD SR 5Y D14	Q	5.00%	June 20, 2024	Goldman Sachs	$200,000	$(9,212)	$(15,844)	$6,632

(1)                                 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)                                 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)                                 The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps - Short

Receive	Pay	Payment Frequency Receive Rate/Pay Rate	Counterparty	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iBoxx USD Liquid Leveraged Loans TR Index	3-Month USD LIBOR	Q	Goldman Sachs	September 20, 2019	3,502	$600,000	$(2,435)	$—	$(2,435)

Total Swap Agreements: Over the Counter							$(11,647)	$(15,844)	$4,197

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments

As of July 31, 2019 (Unaudited)

(1) Organization

CION Ares Diversified Credit Fund (the “Fund”‘) is a diversified, closed-end management investment company that is registered under the Investment Company Act of 1940. The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016. CION Ares Management, LLC (the “Adviser”) serves as the investment Adviser to the Fund and was registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940 on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares”) and CION Investment Group, LLC and is controlled by Ares. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio.

On August 2, 2018 the Fund formed a wholly owned special purpose financing vehicle, CADEX Credit Financing, LLC a Delaware limited liability company.

Investment Objective and Policies

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the consolidated schedule of investments. Actual results may differ from those estimates and such differences may be material. All significant intercompany balances and transactions have been eliminated.

Investments Valuation

All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund’s valuation process.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums.

The Fund may have investments that contain payment-in-kind (“PIK”) provisions. The PIK interest, computed at the contractual rate specified, may be added to the principal balance and adjusted cost of the investments or paid out in cash and recorded as interest income.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest, the accretion of discounts, and amortization of premiums.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with the Fund’s valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Fund’s board of trustees (the “Board”). The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation at least once during a trailing 12-month period (with certain de minimis exceptions) in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

See Note 3 for more information on the Fund’s valuation process.

Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Foreign Currency Transactions and Forward Foreign Currency Contracts

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of July 31, 2019, the value of loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $44,829,180.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with the Fund’s valuation policy, it evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The assets and liabilities classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$138,371,851	$208,903,374	$347,275,225
Corporate Bonds	—	27,716,975	—	27,716,975
Collateralized Loan Obligations	—	—	103,258,106	103,258,106
Common Stocks	131,518	—	534,119	665,637
Preferred Stocks	—	—	179,021	179,021
Private Asset-Backed Debt	—	—	2,236,983	2,236,983
Real Estate Debt	—	—	5,682,381	5,682,381
Warrants	—	—	6,082	6,082
Total Investments	$131,518	$166,088,826	$320,800,066	$487,020,410
Derivatives asset:
Forward Foreign Currency Contracts	$—	$1,098,855	$—	$1,098,855
Derivatives Liabilities:
Forward Foreign Currency Contracts	—	(13,937)	—	(13,937)
Credit Default Swaps	—	(32,004)	—	(32,004)
Total Return Swaps	—	(2,435)	—	(2,435)

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the nine months ended July 31, 2019:

	Senior Loans	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Real Estate Debt	Warrants	Total
Balance as of October 31, 2018	$73,149,376	$39,111,151	$150,973	$—	$1,185,732	$4,001,742	$12,462	$117,611,436
Purchases (a)	188,912,609	75,131,826	382,780	174,973	1,380,270	290,839	—	266,273,297
Sales (b)	(51,273,126)	(10,302,431)	—	—	(266,231)	1,389,800	—	(60,451,988)
Net Realized and Unrealized Gains	692,904	(1,894,720)	366	4,048	(65,716)	(6,005)	(6,380)	(1,275,503)
Accrued Discounts/ (premiums)	372,730	24,836	—	—	2,928	6,005	—	406,499
Transfers in to Level 3	321,785	1,187,444	—	—	—	—	—	1,509,229
Transfers out of Level 3	(3,272,904)	—	—	—	—	—	—	(3,272,904)
Balance as of July 31, 2019	$208,903,374	$103,258,106	$534,119	$179,021	$2,236,983	$5,682,381	$6,082	$320,800,066
Net Change in Unrealized appreciation/ (depreciation) from investments held at July 31, 2019	$1,921,662	$(1,720,149)	$366	$4,048	$(66,358)	$(6,005)	$(6,380)	$127,184

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

Investments were transferred into and out of Level 3 and into and out of Level 2 during the nine months ended July 31, 2019 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of July 31, 2019.

	Fair Value	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Senior Loans	$5,927,583	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Senior Loans	201,837,393	Yield Analysis	Market Yield	5.27% - 15.42%
Senior Loans	1,138,398	Yield Analysis	Market Yield	13.01%
Collateralized Loan Obligations	5,018,000	Recent Transaction	Recent Transaction Price	$80 - $92
Collateralized Loan Obligations	98,239,946	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligation	160	Liquidation Value	Estimated Liquidation Value	$160
Common Stocks	534,119	EV Market Multiple Analysis	EBITDA Multiple	8.73x – 23.17x
Preferred Stocks	179,021	EV Market Multiple Analysis	EBITDA Multiple	9.42x – 23.17x
Private Asset-Backed Debt	200,000	Income (Other)	Constant Default Rate (CDR)	22.46%
Private Asset-Backed Debt	732,572	Income (Other)	Cumulative Collection Rate	122.0x
Private Asset-Backed Debt	1,304,411	Recent Transaction	Recent Transaction Price	$98.50 - $100
Real Estate Debt	5,682,381	Yield Analysis	Market Yield	8.00% – 16.32%
Warrants	6,082	EV Market Multiple Analysis	EBITDA Multiple	7.50x – 8.50x
Warrants	0	EV Market Multiple Analysis	EBITDA Multiple	10.1x
Total Level 3 Investments	$320,800,066

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

As of July 31, 2019 (Unaudited)

Changes in market yields or discount rates, each in isolation, may change the fair value of certain of the investments. Generally, an increase in market yields or discount rates may result in a decrease in the fair value of certain of the investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the values currently assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q

Exhibit Number	Description of Exhibit
3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (3)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): CION Ares Diversified Credit Fund, Inc.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: September 27, 2019

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date: September 27, 2019

Exhibit 99.CERT

Exhibit 3 (a) (1)

CERTIFICATIONS

I, Michael A. Reisner, certify that:

1.                                      I have reviewed this report on Form N-Q of CION Ares Diversified Credit Fund;

2.                                      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                      The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                 Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                      The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

Date: September 27, 2019

Exhibit 3 (a) (2)

CERTIFICATIONS

I, Mark Gatto, certify that:

6.                                      I have reviewed this report on Form N-Q of CION Ares Diversified Credit Fund;

7.                                      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.                                      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

9.                                      The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(e)                                  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(f)                                   Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(g)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(h)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

10.                               The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: September 27, 2019

Exhibit 3 (a) (3)

CERTIFICATIONS

I, Scott C. Lem, certify that:

11.                               I have reviewed this report on Form N-Q of CION Ares Diversified Credit Fund;

12.                               Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

13.                               Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

14.                               The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(i)                                     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(j)                                    Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(k)                                 Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(l)                                     Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

15.                               The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                 All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date: September 27, 2019